1933 Act/Rule 485(a)

November 18, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 35

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 35 of the Registrant’s Registration Statement on Form N-1A. This amendment is being filed for the purposes of conforming the Registrant’s registration statement to the requirements of the amended Form N-1A. Certain financial information has been omitted from this filing. We will file all required financial and other information by amendment following receipt and resolution of any SEC comments on this filing.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr